Shareholder Report, Average Annual Return (Details) 191887_Amplify Samsung SOFR ETF_TF_TSR Annual {TF}	12 Months Ended	23 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
Amplify Samsung SOFR ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Amplify Samsung SOFR ETF NAV
Average Annual Return, Percent	4.43%	4.88%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%	6.69%
ICE BofA US Dollar Overnight Deposit Bid Rate Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US Dollar Overnight Deposit Bid Rate Total Return Index
Average Annual Return, Percent	4.58%	5.02%